Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

The Company has computed its provision for income taxes under the discrete method which treats the year-to-date period as if it were the annual period and determines the income tax expense or benefit on that basis. The discrete method is applied when application of the estimated annual effective tax rate is impractical because it is not possible to reliably estimate the annual effective tax rate. The Company believes that, at this time, the use of this discrete method is more appropriate than the annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to the high degree of uncertainty in estimating annual pre-tax income due to the uncertainty around the timing of the full legalization in Connecticut of adult use cannabis in 2022. For the three months ended March 31, 2022, the Company’s (benefit from) provision for income taxes tax rates were $481 thousand, compared to $251 thousand, for the three months ended March 31, 2021. The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is subject to income tax examinations since inception by various tax authorities.

Income taxes for the period ending March 31, 2022 differs from the expected U.S. federal income tax rate of 21% of pre-tax earnings due to the impact of non-deductible expenses and non-taxable income related to the change in fair value of warrants. The increase in the rate of 13.6% is due to the impact of IRC Section 280E on Cannabis businesses. Under Section 280E of the Internal Revenue Code (IRC), no deduction or credit is allowed for any amount paid or incurred during the taxable year in carrying on a business if the business consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act). The IRS has applied this provision to cannabis operations, prohibiting them from deducting expenses associated with cannabis businesses.

As of December 31, 2021, the Company had $628 thousand and $625 thousand of U.S. federal and state net operating loss carryovers, respectively, that are available to offset future taxable income. In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of deferred tax assets and therefore established a full valuation allowance of $164 thousand as of March 31, 2022.

11. Income Taxes

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is subject to income tax examinations since inception by various tax authorities.

The provision (benefit) for income taxes was as follows:

	Successor	Predecessor
(in thousands)	From 27-Nov-21 through 31-Dec-21	From 1-Jan-21 through 26-Nov-21	Year Ended December 31, 2020
Current:
Federal	$28	$—	$—
State	10	931	1,175
Total current	38	931	1,175
Deferred:
Federal	—	—	—
State	—	3	4
Total deferred	—	—	4
Total	$38	$934	$1,179

A reconciliation of the expected statutory federal tax and the total income tax expense (benefit) was as follows:

	Successor	Predecessor
	From 26-Nov-21 through 31-Dec-21	From 1-Jan-21 through 26-Nov-21	Year Ended December 31, 2020
Federal statutory rate (21%)	21.0%	0%	0%
State income taxes, net of federal benefit	0.1%	8.2%	7.6%
Non-Deductible Expenses	15.1%	—	—
Change in Fair Value of Warrants	(35.7)%	—	—
Income Tax Expense/(Benefit)	0.5%	8.2%	7.6%

Income taxes for the period ending December 31, 2021 differs from the expected U.S. federal income tax rate of 21% of pre-tax earnings due to the impact of non-deductible expenses and non-taxable income related to the change in fair value of warrants. The increase in the rate of 13.6% is due to the impact of IRC Section 280E on Cannabis businesses. Under Section 280E of the Internal Revenue Code (IRC), no deduction or credit is allowed for any amount paid or incurred during the taxable year in carrying on a business if the business consists of trafficking in controlled substances (within the meaning of Schedules I and II of the Controlled Substances Act). The IRS has applied this provision to cannabis operations, prohibiting them from deducting expenses associated with cannabis businesses.

The tax effect of temporary differences that gave rise to significant components of deferred tax assets and liabilities consisted of the following as of December 31, 2021 (Successor) and December 31, 2020 (Predecessor).

Successor
(in thousands)	As of December 31, 2021
Deferred Tax Assets:
Organization Costs	$—
Net Operating Loss Carryforward	164
Total gross deferred tax assets	164
Valuation allowance	(164)
Net deferred tax assets	—

As of December 31, 2021, the Company had $628 thousand and $625 thousand of U.S. federal and state net operating loss carryovers, respectively, that are available to offset future taxable income. In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of deferred tax assets and therefore established a full valuation allowance of $164 thousand as of December 31, 2021.